Derivative Instruments - Detailed Information about Financial Instruments under Cash Flow Hedge (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Derivative financial current assets	₩ 119,500	₩ 8,974
Non-current assets:
Derivative financial Non-current assets	221,608	139,560
Derivative financial assets	341,108	148,534
Non-current liabilities:
Derivative financial Non-current liabilities	3,437	305,088
Derivative financial liabilities	3,437	305,088
Held For Trading [member]
Non-current assets:
Derivative financial assets	70,311
Non-current liabilities:
Derivative financial liabilities	(2,689)
Fair value [member]
Current assets:
Derivative financial current assets	270,797
Non-current assets:
Derivative financial assets	70,311
Non-current liabilities:
Derivative financial Non-current liabilities		₩ 748
Derivative financial liabilities	(2,689)
Contract for difference settlement [member] | Held For Trading [member]
Current assets:
Derivative financial current assets	38,850
Non-current assets:
Derivative financial Non-current assets	31,461
Contract for difference settlement [member] | Fair value [member]
Current assets:
Derivative financial current assets	38,850
Non-current assets:
Derivative financial Non-current assets	31,461
Price Return Swap PRS [Member] | Held For Trading [member]
Non-current liabilities:
Derivative financial Non-current liabilities	(2,689)
Price Return Swap PRS [Member] | Fair value [member]
Non-current liabilities:
Derivative financial Non-current liabilities	₩ (2,689)